Subsequent Events	9 Months Ended
Mar. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

On April 1, 2019 the Company awarded 150,000 options to a new employee with exercise price of $1.76 and a 10-year term vesting over 4-year period. The options have an aggregate fair value of $213,803 calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model include: (1) discount rate of 2.31% (2) expected life of 6.25 years, (3) expected volatility of 101.5%, and (4) zero expected dividends.

On April 12, 2019, the Company filed a Certificate of Amendment to its Articles of Incorporation to increase the number of authorized shares of the Company's common stock from 100,000,000 to 200,000,000 shares.

On April 15, 2019, the Company executed an amendment to the Company's 2014 Stock Option and Equity Incentive Plan. The amendment increases the number of shares of common stock that the Company is authorized to issue under the plan to 10,111,718 shares.

On May 14, 2019, the Company closed on a private placement of securities pursuant to Unit Purchase Agreements and Subscription Agreements dated May 14, 2019. The price per unit of the May 14, 2019 Units (comprising one common stock and a warrant to purchase 0.50 common stock) was $1.50. The Company issued an aggregate of 2,276,329 shares of common stock and 1,138,161 warrants to investors in this closing, for net proceeds of approximately $3,106,000. The exercise price of the May 14, 2019 investor warrants was $2.25 and they have a term of five years. The Company additionally issued warrants to brokers who acted as co-placement agents with respect to the private placement.

One agent received warrants to purchase 48,433 shares at an exercise price of $1.65 and the other agent a warrant to purchase 99,000 shares of common stock at an exercise price of $2.25. Both warrants have a term of 5 years. The agent warrants have aggregate fair value of $66,800 and $122,942 respectively, calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model include: (1) discount rate of 2.26% (2) expected life of 5 years, (3) expected volatility of 101%, and (4) zero expected dividends.

On June 14, 2019, the Company closed on a private placement of securities pursuant to Unit Purchase Agreements and Subscription Agreements dated June 14, 2019. The price per unit of the June 14, 2019 Units (comprising one common stock and a warrant to purchase 0.50 common stock) was $1.50. The Company issued an aggregate of 2,451,648 shares of common stock and 1,225,824 warrants to investors in this closing, for net proceeds of approximately $3,274,300. The exercise price of the June 14, 2019 investor warrants was $2.25 and they have a term of five years. The Company additionally issued warrants to brokers who acted as co-placement agents with respect to the private placement.  One agent received warrants to purchase 184,532 shares at an exercise price of $1.65 and the other agent a warrant to purchase 60,632 shares of common stock at an exercise price of $2.25. Both warrants have a term of 5 years. The agent warrants have aggregate fair value of $387,433 and $121,728 respectively, calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model include: (1) discount rate of 1.92% (2) expected life of 5 years, (3) expected volatility of 101%, and (4) zero expected dividends.

On June 20, 2019, the Company closed on a private placement of securities pursuant to Unit Purchase Agreements and Subscription Agreements dated June 20, 2019. The price per unit of the June 20, 2019 Units (comprising one common stock and a warrant to purchase 0.50 common stock) was $1.50. The Company issued an aggregate of 2,883,194 shares of common stock and 1,441,593 warrants to investors in this closing, for net proceeds of approximately $4,059,100. The exercise price of the June 20, 2019 investor warrants was $2.25 and they have a term of five years. The Company additionally issued warrants to brokers who acted as co-placement agents with respect to the private placement.  One agent received warrants to purchase 122,146 shares at an exercise price of $1.65 and the other agent a warrant to purchase 39,499 shares of common stock at an exercise price of $2.25. Both warrants have a term of 5 years. The agent warrants have aggregate fair value of $245,020 and $75,684 respectively, calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model include: (1) discount rate of 1.82% (2) expected life of 5 years, (3) expected volatility of 101%, and (4) zero expected dividends.

On June 28, 2019, the Company closed on a private placement of securities pursuant to Unit Purchase Agreements and Subscription Agreements dated June 28, 2019. The price per unit of the June 28, 2019 Units (comprising one common stock and a warrant to purchase 0.50 common stock) was $1.50. The Company issued an aggregate of 286,756 shares of common stock and 143,377 warrants to investors in this closing, for net proceeds of approximately $395,863. The exercise price of the June 28, 2019 investor warrants was $2.25 and they have a term of five years. The Company additionally issued warrants to brokers who acted as co-placement agents with respect to the private placement.  One agent received warrants to purchase 7,675 shares at an exercise price of $1.65 and the other agent a warrant to purchase 13,333 shares of common stock at an exercise price of $2.25. Both warrants have a term of 5 years. The agent warrants have aggregate fair value of $10,942 and $12,268 respectively, calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model include: (1) discount rate of 1.83% (2) expected life of 5 years, (3) expected volatility of 101%, and (4) zero expected dividends.